Financial instruments per category - Interest-bearing loans and borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Minimum
Non-current interest-bearing loans and borrowings
Interest rate	2.50%	6.25%
Maximum
Non-current interest-bearing loans and borrowings
Interest rate	11.00%	11.00%
Financial liabilities at amortised cost, category
Non-current interest-bearing loans and borrowings
Total interest-bearing loans and borrowings	$ 9,435	$ 8,379
Lease liabilities | Financial liabilities at amortised cost, category
Current interest-bearing loans and borrowings
Current financial liabilities	2,113	2,952
Non-current interest-bearing loans and borrowings
Other non-current financial liabilities	$ 7,322	$ 5,427